Business combinations and acquisition of non-controlling interests - Edupass (Details) - Edupass R$ in Thousands		12 Months Ended
	Sep. 03, 2021 BRL (R$) installment	Dec. 31, 2021 BRL (R$)
Business combinations and acquisition of non-controlling interests
Percentage of equity interest acquired	100.00%	100.00%
Purchase consideration transferred	R$ 15,229	R$ 15,229
Cash paid	2,000	2,000
Payable related to seller financing	R$ 1,975
Number of annual installments | installment	2
Additional earn out	R$ 11,254
Goodwill recorded on acquisition	R$ 11,679	11,679
Transaction costs		191
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 191